Short-term investments - Schedule of Short-Term Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule of Investments [Line Items]
Short-term investments	$ 196,538	$ 138,915
Time deposits [Member]
Schedule of Investments [Line Items]
Short-term investments	141,059	118,779
Investments in financial instruments [Member]
Schedule of Investments [Line Items]
Short-term investments	$ 55,479	$ 20,136